SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Marketing and Sales (FY) (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Selling and Marketing Expense	$ 1,070,400	[1]	$ 256,100	[1]	$ 1,279,600	$ 625,900

[1]	Costs of operating expenses include stock based compensation expense as follows: